Financial instruments - fair values and risk management	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial instruments - fair values and risk management
Financial instruments - fair values and risk management
21.	Financial instruments - fair values and risk management
A.	Accounting classifications

The following table shows the carrying amounts of financial assets and financial liabilities as at June 30, 2021 and December 31, 2020. For all the Group’s financial assets and financial liabilities their carrying amounts are reasonable approximations of their fair values.

The comparative data for the year ended December 31, 2020 was corrected in these interim condensed consolidated financial statements as stated in Note 4.

Financial assets are as follows:

		As restated,	As previously reported,
	June 30, 2021	December 31, 2020	December 31, 2020
Financial assets at amortized cost
Trade receivables	62,274	30,719	30,909
Cash and cash equivalents	40,898	84,557	84,557
Loans receivable	282	8	8
Total	103,454	115,284	115,474

Financial liabilities are as follows:

		As restated,	As previously reported,
	June 30, 2021	December 31, 2020	December 31, 2020
Financial liabilities not measured at fair value
Loans from shareholders	—	49	49
Lease liabilities	1,842	1,111	1,111
Trade and other payables	36,424	19,502	19,599
Total	38,266	20,662	20,759

B.	Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the Group’s activities.

The Group has exposure to the following risk arising from financial instruments:

(i)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Group’s credit risk arises predominantly from trade receivables and is concentrated around key platforms, through which the Group is distributing online games. As at June 30, 2021 and December 31, 2020 the largest debtor of the Group constituted 40% and 28% of the Group’s Trade and other receivables and the 3 largest debtors of the Group constituted 76% and 73% of the Group’s Trade and other receivable respectively.

Credit risk related to trade receivables is considered insignificant, since almost all sales are generated through major companies, with consistently high credit ratings. These distributors pay the Group monthly, based on sales to the end users. Payments are made within 3 months after the sale to the end customer. The distributors take full responsibility for tracking and accounting of end customer sales and send to the Group monthly reports that show amounts to be paid. The Group does not have any material overdue or impaired accounts receivable.

The carrying amount of financial assets as restated represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

			As previously reported,
	June 30, 2021	December 31, 2020	December 31, 2020
Loans receivables from related parties	282	8	8
Trade receivables	62,274	30,719	30,909
Cash and cash equivalents	40,898	84,557	84,557

Expected credit loss assessment for corporate customers as at June 30, 2021 and December 31, 2020

The Group allocates each exposure a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts, and cash flows projections) and applying experienced credit judgement.

Trade and other receivables

The ECL allowance in respect of Trade and other receivables is determined on the basis of the LTECL. The Group uses the credit rating for each of the large debtors where available or makes its own judgement as to the credit quality of its debtors based on their most recent financial reporting or the rating assigned to their country of incorporation. After assigning the credit rating to each of the debtors the Group determines the PD and LGD based on the data published by the internationally recognized rating agencies. The determined amounts of allowances for ECL for each of the debtors are then adjusted for the forecasted macroeconomic factors, which include the forecasted unemployment rate in each of the countries where the debtors are incorporated and forecasted growth rate of the global gaming market from publicly available sources. ECL in respect of Trade and other receivables is insignificant as at June 30, 2021 and December 31, 2020.

Cash and cash equivalents

The cash and cash equivalents are held with financial institutions, which are rated B- to A based on Fitch’s ratings.

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Therefore, no impairment allowance was recognized as at June 30, 2021 and December 31, 2020.

(ii)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables.

The following are the contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

	Carrying	Contractual	3 months or	Between 3 ‑ 12	Between 1 ‑ 5
	amounts	cash flows	less	months	years
June 30, 2021
Non‑derivative financial liabilities
Obligations under finance leases	1,842	1,897	551	753	593
Trade and other payables	36,424	36,424	36,424	—	—
	38,266	38,321	36,975	753	593

	Carrying
	amounts as
	previously	Carrying	Contractual	3 months	Between 3 ‑ 12	Between 1 ‑ 5
	reported	amounts	cash flows	or less	months	years
December 31, 2020
Non‑derivative financial liabilities
Obligations under leases	1,111	1,111	1,167	32	288	847
Trade and other payables	19,599	19,502	19,502	19,502	—	—
Loans from shareholders	49	49	49	—	49	—
	20,759	20,662	20,718	19,534	337	847

(iii)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and/or equity prices will affect the Group’s income or the value of its holdings of financial instruments.

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

(iv)	Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Group’s functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Euro and the Russian Ruble. The Group’s management monitors the exchange rate fluctuations on a continuous basis and acts accordingly.

The Group’s exposure to foreign currency risk was as follows:

	Euro	Russian Ruble
June 30, 2021
Assets
Loans receivable	182	—
Trade and other receivables	10,936	3,163
Cash and cash equivalents	18,551	1,309
	29,669	4,472
Liabilities
Lease liabilities	(875)	(967)
Trade and other payables	(1,766)	(1,573)
	(2,641)	(2,540)
Net exposure	27,028	1,932

	Euro	Russian Ruble
December 31, 2020
Assets
Loans receivable	8	—
Trade and other receivables	9,661	2,649
Cash and cash equivalents	11,404	741
	21,073	3,390
Liabilities
Lease liabilities	(1,111)	—
Trade and other payables	(5,811)	(3)
Loans and borrowings	(49)	—
	(6,971)	(3)
Net exposure	14,102	3,387

Sensitivity analysis

A reasonably possible 10% strengthening or weakening of the United States Dollar against the following currencies at June 30, 2021 and December 31, 2020 would have increased (decreased) equity and profit or loss by the amounts shown below.

This analysis assumes that all other variables, in particular interest rates, remain constant.

	Strengthening of	Weakening of
	USD by 10%	USD by 10%
June 30, 2021
Euro	(2,703)	2,703
Russian Ruble	(193)	193
	(2,896)	2,896

	Strengthening of	Weakening of
	USD by 10%	USD by 10%
December 31, 2020
Euro	(1,410)	1,410
Russian Ruble	(339)	339
	(1,749)	1,749

26. Financial instruments — fair values and risk management

A.	Accounting classifications

The following table shows the carrying amounts of financial assets and financial liabilities as at December 31, 2020 and 2019. For all the Group’s financial assets and financial liabilities their carrying amounts are reasonable approximations of their fair values.

Financial assets are as follows:

		December 31,	December 31,
	Note	2020	2019
Financial assets at amortized cost
Trade receivables	18	30,909	23,767
Cash and cash equivalents	19	84,557	17,565
Loans receivable	16	8	521
Total		115,474	41,853

Financial liabilities are as follows:

		December 31,	December 31,
		2020	2019
Financial liabilities not measured at fair value
Loans from shareholders	22	49	4,028
Lease liabilities	17	1,111	70
Trade and other payables	21	19,599	14,467
Total		20,759	18,565

26. Financial instruments — fair values and risk management (continued)

B.	Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the Group’s activities.

The Group has exposure to the following risks arising from financial instruments:

●	credit risk (see note B(i));
●	liquidity risk (see note B(ii)); and
●	market risk (see note B(iii)).
(i)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Group’s credit risk arises predominantly from trade receivables and is concentrated around key platforms, through which the Group is distributing online games. As at December 31, 2020 and 2019 the largest debtor of the Group constituted 28% and 33% of the Group’s Trade and other receivables and the 3 largest debtors of the Group constituted 73% and 75% of the Group’s Trade and other receivable respectively.

Credit risk related to trade receivables is considered insignificant, since almost all sales are generated through major companies, with consistently high credit ratings. These distributors pay the Group monthly, based on sales to the end users. Payments are made within 3 months after the sale to the end customer. The distributors take full responsibility for tracking and accounting of end customer sales, and send to the Group monthly reports that show amounts to be paid. The Group does not have any material overdue or impaired accounts receivable.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31,	December 31,
	2020	2019
Loans receivables from related parties	8	521
Trade receivables	30,909	23,767
Cash and cash equivalents	84,557	17,565

Expected credit loss assessment for corporate customers as at December 31, 2020 and 2019

The Group allocates each exposure a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts, and cash flows projections) and applying experienced credit judgement.

26. Financial instruments — fair values and risk management (continued)

Trade and other receivables

The ECL allowance in respect of Trade and other receivables is determined on the basis of the LTECL. The Group uses the credit rating for each of the large debtors where available or makes its own judgement as to the credit quality of its debtors based on their most recent financial reporting or the rating assigned to their country of incorporation. After assigning the credit rating to each of the debtors the Group determines the PD and LGD based on the data published by the internationally recognized rating agencies. The determined amounts of allowances for ECL for each of the debtors are then adjusted for the forecasted macroeconomic factors, which include the forecasted unemployment rate in each of the countries where the debtors are incorporated and forecasted growth rate of the global gaming market from publicly available sources. Therefore, ECL in respect of Trade and other receivables is insignificant as at December 31, 2020 and 2019.

Cash and cash equivalents

The cash and cash equivalents are held with bank and financial institution counterparties, which are rated B- to A based on Fitch’s ratings.

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Therefore, no impairment allowance was recognized as at December 31, 2020 and 2019.

(ii)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables. In addition, the Group has received in 2019 the loans from related parties to primarily finance the marketing activities in the amount of 6,392 and were fully repaid as at December 31, 2020 (see Note 22).

26. Financial instruments — fair values and risk management (continued)

The following are the contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

	Carrying	Contractual	3 months	Between	Between
December 31, 2020	amounts	cash flows	or less	3 - 12 months	1 - 5 years
Non-derivative financial liabilities
Obligations under leases	1,111	1,167	32	288	847
Trade and other payables	19,599	19,599	19,599	—	—
Loans from shareholders	49	49	—	49	—
	20,759	20,815	19,631	337	847

	Carrying	Contractual	3 months	Between	Between
December 31, 2019	amounts	cash flows	or less	3 - 12 months	1 - 5 years
Non-derivative financial liabilities
Obligations under leases	70	71	13	37	21
Trade and other payables	14,467	14,467	14,467	—	—
Loans from shareholders	4,028	4,047	—	4,000	47
	18,565	18,585	14,480	4,037	68

(iii)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and/or equity prices will affect the Group’s income or the value of its holdings of financial instruments.

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Group’s functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Euro and the Russian Ruble. The Group’s management monitors the exchange rate fluctuations on a continuous basis and acts accordingly.

26. Financial instruments — fair values and risk management (continued)

The Group’s exposure to foreign currency risk was as follows:

		Russian
December 31, 2020	Euro	Ruble
Assets
Loans receivable	8	—
Trade and other receivables	9,661	2,649
Cash and cash equivalents	11,404	741
	21,073	3,390
Liabilities
Lease liabilities	(1,111)	—
Trade and other payables	(5,811)	(3)
Loans and borrowings	(49)	—
	(6,971)	(3)
Net exposure	14,102	3,387

		Russian
December 31, 2019	Euro	Ruble
Assets
Loans receivable	521	—
Trade and other receivables	9,380	1,882
Cash and cash equivalents	3,916	724
	13,817	2,606
Liabilities
Lease liabilities	(70)	—
Trade and other payables	(469)	(63)
Loans and borrowings	(45)	—
	(584)	(63)
Net exposure	13,233	2,543

Sensitivity analysis

A reasonably possible 10% strengthening or weakening of the United States Dollar against the following currencies at December 31, 2020 and 2019 would have increased (decreased) equity and profit or loss by the amounts shown below.

This analysis assumes that all other variables, in particular interest rates, remain constant.

	Strengthening of	Weakening of
December 31, 2020	USD by 10%	USD by 10%
Euro	(1,410)	1,410
Russian Ruble	(339)	339
	(1,749)	1,749

26. Financial instruments — fair values and risk management (continued)

	Strengthening of	Weakening of
December 31, 2019	USD by 10%	USD by 10%
Euro	(1,323)	1,323
Russian Ruble	(254)	254
	(1,577)	1,577